Deutsche Asset Management


Daily Assets Fund Institutional

Supplement dated May 2, 2004 to Prospectus dated October 28, 2003

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The following replaces footnote #1 in the "Annual Fund Operating Expenses"
Section:

^1 The investment adviser and administrator have contractually agreed from May 2, 2004 until October 31, 2005 to waive their fees and reimburse expenses so that total expenses will not exceed 0.07%.



























               Please Retain This Supplement for Future Reference





May 3, 2004